Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment
Less: accumulated depreciation and impairment	$ (22,716)	$ (14,663)
Total property and equipment, net	33,541	38,046
Lab equipment
Property, Plant and Equipment
Property and equipment, gross	34,091	23,491
Office equipment
Property, Plant and Equipment
Property and equipment, gross	3,463	2,928
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	1,363	1,340
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	14,904	10,629
Assets under construction
Property, Plant and Equipment
Property and equipment, gross	$ 2,436	$ 14,321